Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,112,005,617.00
Previously Paid Amount	0.00
Total Fee Amount	291,667.98
Total Offset Amount	0.00
Net Fee	$ 291,667.98